Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	499,999,900	499,999,900
Common shares, shares issued (in shares)	27,983,352	32,256,440
Common shares, shares outstanding (in shares)	27,983,352	32,256,440
Manager shares, par value (in dollars per share)	$ 0.001	$ 0.001
Manager shares, shares authorized (in shares)	100	100
Manager shares, shares issued (in shares)	100	100
Manager shares, shares outstanding (in shares)	100	100